Note 27 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 5,558,462	$ 4,822,024
Total long-lived assets	443,404	398,507
Total long-lived assets	4,549,975	4,107,342
UNITED STATES
Revenues	2,883,971	2,575,616
Total long-lived assets	2,305,026	2,266,500
CANADA
Revenues	909,933	632,290
Total long-lived assets	678,742	606,803
Euro Currency Countries [Member]
Revenues	472,883	411,664
Total long-lived assets	378,588	340,178
AUSTRALIA
Revenues	342,546	304,394
Total long-lived assets	154,649	124,401
UNITED KINGDOM
Revenues	352,785	311,882
Total long-lived assets	737,790	497,591
POLAND
Revenues	136,701	100,470
Total long-lived assets	11,392	3,198
CHINA
Revenues	68,112	84,560
Total long-lived assets	9,492	10,362
INDIA
Revenues	66,841	75,569
Total long-lived assets	44,691	45,471
Other Geographic Locations [Member]
Revenues	324,690	325,579
Total long-lived assets	$ 229,605	$ 212,838